SHARE-BASED PAYMENTS - Assumptions utilized for option grants (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENTS
Risk Free Interest Rate, Minimum	0.34%	0.42%
Risk Free Interest Rate, Maximum	0.85%	0.51%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	58.00%	58.00%
Expected Life (years)	5 years 2 months 4 days	6 years 3 months